CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Current assets
Cash and cash equivalents	$ 944,242	$ 2,049,362
Accounts receivable	11,360	0
Prepaid expenses and other current assets	1,896,109	3,307,502
Current assets from discontinued operations - disposal	0	4,429,107
Total current assets	2,851,711	9,785,971
Property, plant and equipment, net	12,596	13,470
Intangible assets, net	1,488,333	1,868,333
Goodwill	3,376,186	5,184,036
Prepaid assets	0	252
Non-current assets from discontinued operations - disposal	0	19,488,147
Total non-current assets	4,877,115	26,554,238
TOTAL ASSETS	7,728,826	36,340,209
Current liabilities
Other payables and accrued liabilities	2,560,381	723,310
Taxes payable	0	8,987
Current liabilities from discontinued operations - disposal	0	20,220,781
Total current liabilities	2,560,381	20,953,078
Non-current liabilities from discontinued operations - disposal	0	1,514,060
Total non-current liability	0	1,514,060
TOTAL LIABILITIES	2,560,381	22,467,138
SHAREHOLDERS' EQUITY
Preferred shares, $0.01 par value,500,000 shares authorized, 0 shares issued and outstanding	0	0
Additional paid-in capital	64,918,726	66,908,726
Statutory reserve	0	7,622,765
Accumulated deficit	(61,957,019)	(59,453,593)
Accumulated other comprehensive income (loss)	2,545,619	(402,119)
Total Paranovus Entertainment Technology Ltd.'s shareholders' equity	5,580,626	14,759,079
Non-controlling interests	(412,181)	(886,008)
Total shareholders' equity	5,168,445	13,873,071
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	7,728,826	36,340,209
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	67,177	77,177
Class B Ordinary [Shares]
SHAREHOLDERS' EQUITY
Ordinary shares	$ 6,123	$ 6,123